STOCK BASED COMPENSATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 10, 2016	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 25, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued	5,000,000
Number of shares	7,235,215							7,235,215
Share based compensation description	Stock option awards granted under the Plan have a three-year vesting and ten year expiration after issuance. Options issued under these plans generally vest in equal annual installments over three years and expire ten years after issuance. Options granted to members of the board directors generally vest one year after issuance.
Options granted					375,087	703,102
Weighted average grant fair value					$ 5.77	$ 5.74
Intrinsic fair value					$ 15
Compensation expense			$ 964	$ 575	1,700	$ 1,346
Unrecognized stock compensation expense			$ 1,030		$ 1,672
Weighted average remaining term			1 year 14 days		1 year 5 months 4 days
Compensation expense			$ 643	$ 576
2016 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
Expiration period	10 years
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Exercised			85,000		5,000
Weighted average remaining term			3 years 10 months 24 days	5 years 2 months 26 days	4 years 1 month 2 days	4 years 11 months 8 days	5 years 3 months 29 days
Share-Based Payment Arrangement, Option [Member] | 2016 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
Expiration period	10 years
Share-Based Payment Arrangement, Option [Member] | 2016 Stock Plan [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	1 year
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense			$ 322
Unrecognized stock compensation expense			$ 1,608
Weighted average remaining term			2 years
Granted shares			334,437
Granted fair value per share			$ 5.77
Restricted Stock [Member] | Equity Incentive 2016 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted shares		334,437
Aggregate grant date fair value		$ 1,929
Granted fair value per share		$ 5.77